Pay vs Performance Disclosure - USD ($)	5 Months Ended	12 Months Ended
	Jun. 09, 2021	Dec. 26, 2025	Dec. 27, 2024	Dec. 29, 2023	Dec. 30, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
Pay Versus Performance Table
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
the table below discloses, for the last five fiscal years: (i) the total compensation paid (as reported in the Summary Compensation Table (“SCT”)) and the compensation actually paid (“CAP”) to the individuals who served as the Company’s CEOs; (ii) the average of the total compensation paid (as reported in the SCT) and the average CAP to the individuals who served as non-CEO
NEOs; (iii) the cumulative total shareholder return of the Company and peer group cumulative total shareholder return; (iv) net income; and (v) net sales.

Year	Summary Compensation Table Total for Current CEO (1) ($)	Compensation Actually Paid to Current CEO (1)(4) ($)	Summary Compensation Table Total for Former CEO (2) ($)	Compensation Actually Paid to Former CEO (2) ($)	Average Summary Compensation Table Total for Non-CEO NEOs (3) ($)	Average Compensation Actually Paid to Non-CEO NEOs (3)(4) ($)	Value of Initial Fixed $100 Investment (5) Based On:		Net Income (in thousands) ($)	Net Sales (7) (in thousands) ($)
							Total Shareholder Return ($)	Peer Group Total Shareholder Return (6) ($)
2025	9,491,330	6,140,949	—	—	1,584,626	1,279,874	122	170	521,839	2,236,604
2024	8,361,979	4,763,001	—	—	1,216,886	1,247,444	171	177	486,084	2,133,316
2023	9,236,066	10,871,942	—	—	1,948,817	2,226,741	175	160	506,511	2,195,606
2022	6,417,072	6,011,113	—	—	1,324,147	1,237,294	134	126	460,645	2,143,521
2021	5,422,139	5,758,222	1,686,160	2,042,742	1,901,127	1,896,267	158	144	439,866	1,987,608

(1)	Mark W. Sheahan became President and Chief Executive Officer effective June 10, 2021.

(2)	Patrick J. McHale served as President and Chief Executive Officer from June 2007 through June 9, 2021.

(3)
The
non-CEO
NEOs were as follows: David M. Lowe, Angela F. Wordell, Peter O’Shea and Ronita Banerjee (2025); David M. Lowe, Dale D. Johnson, Peter O’Shea and Ronita Banerjee (2024); David M. Lowe, Dale D. Johnson, Christian E. Rothe and Caroline M. Chambers (2023); and David M. Lowe, Dale D. Johnson, Christian E. Rothe and Jeffrey P. Johnson (2022 and 2021).

(4)	The table below sets forth the amounts deducted from and added to SCT total compensation to calculate CAP to Mr. Sheahan and average CAP to the non-CEO NEOs for 2025.

Adjustments	Current CEO ($)	Average of Non-CEO NEOs ($)
Total Compensation from SCT	9,491,330	1,584,626
Adjustments for defined benefit and actuarial pension plans:
Subtract aggregate change in the actuarial present value of accumulated benefits under all defined benefit and pension plans reported in the SCT	1,364,000	106,218
Add service cost	300,000	36,500
Add prior service cost	0	0
Adjustments for stock and option awards:
Subtract SCT amounts of stock and option awards	5,749,775	630,999
Add fair value at 2025 fiscal year-end of awards granted during fiscal year 2025 that are outstanding and unvested at year-end	4,951,645	543,410
+/- The difference between fair value of awards from the end of fiscal year 2024 to the end of fiscal year 2025 for awards granted in any prior fiscal year that are outstanding and unvested at year-end	(1,670,177)	(167,744)
Add the fair value as of the vesting date for awards granted and vesting during fiscal year 2025	0	0
+/- The change in fair value from the end of fiscal year 2024 to the vesting date for awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during fiscal year 2025	181,925	20,299
Subtract fair value at end of fiscal year 2024 for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during fiscal year 2025	0	0
Add dividends or other earnings paid on stock or option awards in 2024 prior to vesting if not otherwise included in total compensation for fiscal year 2025	0	0
Compensation Actually Paid (as calculated)	6,140,949	1,279,874

(5)
Total shareholder return is calculated based on a fixed investment of one hundred dollars measured from the market close on the last trading day of fiscal 2020 through and including the end of each fiscal year reported in the table.

(6)
The peer group used in this Pay Versus Performance table is the Dow Jones U.S. Industrial Machinery Index, which is the same peer group the Company uses for purposes of the stock performance graph in our Annual Report on Form
10-K.

(7)
Our Company-selected measure, which is the measure we believe represents the most important financial performance not otherwise presented in the table above that we use to link CAP to our NEOs for fiscal 2025 to our Company’s performance, is Net Sales, as reported in our Annual Report on Form
10-K.

Company Selected Measure Name		Net Sales
Named Executive Officers, Footnote
(3)
The
non-CEO
NEOs were as follows: David M. Lowe, Angela F. Wordell, Peter O’Shea and Ronita Banerjee (2025); David M. Lowe, Dale D. Johnson, Peter O’Shea and Ronita Banerjee (2024); David M. Lowe, Dale D. Johnson, Christian E. Rothe and Caroline M. Chambers (2023); and David M. Lowe, Dale D. Johnson, Christian E. Rothe and Jeffrey P. Johnson (2022 and 2021).

Peer Group Issuers, Footnote
(6)
The peer group used in this Pay Versus Performance table is the Dow Jones U.S. Industrial Machinery Index, which is the same peer group the Company uses for purposes of the stock performance graph in our Annual Report on Form
10-K.

PEO Total Compensation Amount		$ 9,491,330
PEO Actually Paid Compensation Amount		$ 6,140,949
Adjustment To PEO Compensation, Footnote
(4)	The table below sets forth the amounts deducted from and added to SCT total compensation to calculate CAP to Mr. Sheahan and average CAP to the non-CEO NEOs for 2025.

Adjustments	Current CEO ($)	Average of Non-CEO NEOs ($)
Total Compensation from SCT	9,491,330	1,584,626
Adjustments for defined benefit and actuarial pension plans:
Subtract aggregate change in the actuarial present value of accumulated benefits under all defined benefit and pension plans reported in the SCT	1,364,000	106,218
Add service cost	300,000	36,500
Add prior service cost	0	0
Adjustments for stock and option awards:
Subtract SCT amounts of stock and option awards	5,749,775	630,999
Add fair value at 2025 fiscal year-end of awards granted during fiscal year 2025 that are outstanding and unvested at year-end	4,951,645	543,410
+/- The difference between fair value of awards from the end of fiscal year 2024 to the end of fiscal year 2025 for awards granted in any prior fiscal year that are outstanding and unvested at year-end	(1,670,177)	(167,744)
Add the fair value as of the vesting date for awards granted and vesting during fiscal year 2025	0	0
+/- The change in fair value from the end of fiscal year 2024 to the vesting date for awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during fiscal year 2025	181,925	20,299
Subtract fair value at end of fiscal year 2024 for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during fiscal year 2025	0	0
Add dividends or other earnings paid on stock or option awards in 2024 prior to vesting if not otherwise included in total compensation for fiscal year 2025	0	0
Compensation Actually Paid (as calculated)	6,140,949	1,279,874

Non-PEO NEO Average Total Compensation Amount		$ 1,584,626	$ 1,216,886	$ 1,948,817	$ 1,324,147	$ 1,901,127
Non-PEO NEO Average Compensation Actually Paid Amount		$ 1,279,874	1,247,444	2,226,741	1,237,294	1,896,267
Adjustment to Non-PEO NEO Compensation Footnote
(4)	The table below sets forth the amounts deducted from and added to SCT total compensation to calculate CAP to Mr. Sheahan and average CAP to the non-CEO NEOs for 2025.

Adjustments	Current CEO ($)	Average of Non-CEO NEOs ($)
Total Compensation from SCT	9,491,330	1,584,626
Adjustments for defined benefit and actuarial pension plans:
Subtract aggregate change in the actuarial present value of accumulated benefits under all defined benefit and pension plans reported in the SCT	1,364,000	106,218
Add service cost	300,000	36,500
Add prior service cost	0	0
Adjustments for stock and option awards:
Subtract SCT amounts of stock and option awards	5,749,775	630,999
Add fair value at 2025 fiscal year-end of awards granted during fiscal year 2025 that are outstanding and unvested at year-end	4,951,645	543,410
+/- The difference between fair value of awards from the end of fiscal year 2024 to the end of fiscal year 2025 for awards granted in any prior fiscal year that are outstanding and unvested at year-end	(1,670,177)	(167,744)
Add the fair value as of the vesting date for awards granted and vesting during fiscal year 2025	0	0
+/- The change in fair value from the end of fiscal year 2024 to the vesting date for awards granted in any prior fiscal year for which all applicable vesting conditions were satisfied during fiscal year 2025	181,925	20,299
Subtract fair value at end of fiscal year 2024 for awards granted in any prior fiscal year that fail to meet the applicable vesting conditions during fiscal year 2025	0	0
Add dividends or other earnings paid on stock or option awards in 2024 prior to vesting if not otherwise included in total compensation for fiscal year 2025	0	0
Compensation Actually Paid (as calculated)	6,140,949	1,279,874

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Most Important Financial Measures
The table below lists the most important financial performance measures used by the Company to link CAP to the Company’s NEOs to Company performance.

Most Important Financial Performance Measures

Net Sales

Incentive Earnings Per Share

Divisional Net Sales

Divisional Incentive Earnings Per Share

Total Shareholder Return Amount		$ 122	171	175	134	158
Peer Group Total Shareholder Return Amount		170	177	160	126	144
Net Income (Loss)		$ 521,839,000	$ 486,084,000	$ 506,511,000	$ 460,645,000	$ 439,866,000
Company Selected Measure Amount		2,236,604,000	2,133,316,000	2,195,606,000	2,143,521,000	1,987,608,000
Measure:: 1
Pay vs Performance Disclosure
Name		Net Sales
Measure:: 2
Pay vs Performance Disclosure
Name		Incentive Earnings Per Share
Measure:: 3
Pay vs Performance Disclosure
Name		Divisional Net Sales
Measure:: 4
Pay vs Performance Disclosure
Name		Divisional Incentive Earnings Per Share
Mark W. Sheahan [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 9,491,330	$ 8,361,979	$ 9,236,066	$ 6,417,072	$ 5,422,139
PEO Actually Paid Compensation Amount		$ 6,140,949	$ 4,763,001	$ 10,871,942	$ 6,011,113	$ 5,758,222
PEO Name		Mark W. Sheahan	Mark W. Sheahan	Mark W. Sheahan	Mark W. Sheahan	Mark W. Sheahan
Patrick J. McHale [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 0	$ 0	$ 0	$ 0	$ 1,686,160
PEO Actually Paid Compensation Amount		0	$ 0	$ 0	$ 0	$ 2,042,742
PEO Name	Patrick J. McHale
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,364,000)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		300,000
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		4,951,645
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,670,177)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		181,925
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | SCT amounts of stock and option awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,749,775)
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(106,218)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		36,500
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		543,410
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(167,744)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		20,299
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | SCT amounts of stock and option awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (630,999)